                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /s/ JEFF KESWIN          New York, New York       August 2, 2002
     ---------------          ------------------       --------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            38

Form 13F Information Table Value Total:     $ 682,557


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----



                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------  --------------  --------  --------  --------------------  ----------  --------  -----------------------
                                                     VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
------------------------  --------------  --------  --------  ---------  ---  ----  ----------  --------  -----------------------
AMERICAN PHYSICIANS       COM             028884104    6,118    331,400  SH          SOLE                   331,400
   CAPITAL
ARCH COAL INC             COM             039380100   56,775  2,500,000  SH          SOLE                 2,500,000
BINDVIEW DEV CORP         COM             090327107    2,082  2,041,500  SH          SOLE                 2,041,500
CNA FINL CORP             COM             126117100   15,874    599,000  SH          SOLE                   599,000
CELLSTAR CORP             NOTE            150925AC9    1,700     20,000  PRN         SOLE                    20,000
                          5.000%10/1
CERES GROUP INC           COM             256772205    3,250    833,300  SH          SOLE                   833,300
DISCOVERY                 COM             254668106      316    180,769  SH          SOLE                   180,769
   LABORATORIES
   INC N
DOLLAR THRIFTY            COM             256743105   14,250    550,200  SH          SOLE                   550,200
   AUTOMOTIVE GP
EMCOR GROUP INC           COM             29084Q100   16,137    274,900  SH          SOLE                   274,900
ENDO                      COM             29264F205    8,509  1,215,600  SH          SOLE                 1,215,600
   PHARMACEUTICALS
   HLDGS INC
GEMSTAR-TV GUIDE          COM             36866W106   38,835  7,205,000  SH          SOLE                 7,205,000
   INTL INC
IDT CORP                  CL B            448947309   24,440  1,828,600  SH          SOLE                 1,828,600
INSIGNIA FINL GROUP       COM             45767A105   16,460  1,693,400  SH          SOLE                 1,693,400
   INC NEW
IOMEGA CORP               COM NEW         462030305   44,911  3,495,000  SH          SOLE                 3,495,000
M D C HLDGS INC           COM             552676108  123,689  2,378,630  SH          SOLE                 2,378,630
MAGNA ENTMT CORP          CL A            559211107    5,041    721,200  SH          SOLE                   721,200
MERCER INTL INC           SH BEN INT      588056101   20,140  2,517,500  SH          SOLE                 2,517,500
NATURAL                   NOTE            638882AA8    3,233     53,000  PRN         SOLE                    53,000
   MICROSYSTEMS           5.000%10/1
   CORP
NEOMAGIC CORP             COM             640497103    7,424  2,791,000  SH          SOLE                 2,791,000
NEOPHARM INC              COM             640919106   10,895    866,770  SH          SOLE                   866,770
NEW CENTURY               COM             64352D101    7,868    225,000  SH          SOLE                   225,000
   FINANCIAL CORP
NORTH AMERN               COM             65915D100      923     90,300  SH          SOLE                    90,300
  SCIENTIFIC INC
OMTOOL LTD                COM             681974101      460    541,500  SH          SOLE                   541,500
OPTI INC                  COM             683960108      584    408,700  SH          SOLE                   408,700
PATINA OIL & GAS          COM             703224105   66,261  2,415,625  SH          SOLE                 2,415,625
   CORP
PROVIDIAN FINL CORP       COM             74406A102    1,111    189,000  SH          SOLE                   189,000
PROVIDIAN FINL CORP       SR NT CV        74406AAA0    9,715    145,000  PRN         SOLE                   145,000
                          3.25%05
PRUDENTIAL FINL INC       COM             744320102   39,198  1,175,000  SH          SOLE                 1,175,000
SAFEGUARD                 SB NT CV        786449AE8    4,728     77,500  PRN         SOLE                    77,500
   SCIENTIFICS INC        5%06
SAXON CAPITAL INC         COM             80556P302    5,695    350,000  SH          SOLE                   350,000
SILICON GRAPHICS          COM             827056102   14,478  4,924,400  SH          SOLE                 4,924,400
  INC
STAGE STORES INC          COM NEW         85254C305   40,463  1,164,733  SH          SOLE                 1,164,733
SYCAMORE NETWORKS         COM             871206108   12,548  3,250,900  SH          SOLE                 3,250,900
  INC
3 COM CORP                COM             885535104   12,210  2,774,900  SH          SOLE                 2,774,900
UICI                      COM             902737105   15,021    743,600  SH          SOLE                   743,600
U S INDS INC NEW          COM             912080108    5,128  1,486,500  SH          SOLE                 1,486,500
VISTEON CORP              COM             92839U107   25,787  1,816,000  SH          SOLE                 1,816,000
WORLDCOM INC GA           NEW WRLDCOM GP  98157D106      300  3,000,400  SH          SOLE                 3,000,400
                          COM